Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

September 12, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the Defiance Leveraged Long + Income CRCL ETF, Defiance Leveraged Long + Income CRWV ETF, Defiance Leveraged Long + Income GLXY ETF, Defiance Leveraged Long + Income Magnificent Seven ETF, Defiance Leveraged Long + Income Nasdaq 100 ETF, Defiance Leveraged Long + Income S&P 500 ETF, Defiance Leveraged Long + Income Ethereum ETF, and Defiance Leveraged Long + Income Bitcoin ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective September 9, 2025, and filed electronically as Post-Effective Amendment No. 423 to the Trust’s Registration Statement on Form N-1A on September 9, 2025.

If you have any questions or require further information, please contact Nicolas Kroeker at (262) 246-2782 or nkroeker@tidalfg.com.

Sincerely,

/s/ Nicolas Kroeker

Nicolas Kroeker

VP of Legal Services

Tidal Investments LLC